Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The following table presents the principal reasons for the difference between the effective tax rate and the federal statutory income tax rate of 21%:

	Year Ended December 31,
	2021	2020
Federal income tax (benefit)	21.0%	21.0%
State and local income taxes (net of federal benefit)	2.6%	8.8%
Nondeductible expenses	(0.2)%	(0.1)%
Warrant expense	(7.1)%	—%
Nondeductible officers’ compensation	(6.9)%	—%
Other	0.8%	—%
Credits	1.3%	—%
Change in valuation allowance	(11.5)%	(29.7)%
Effective tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are provided below (in millions):

	As of December 31,
	2021	2020
Deferred Tax Assets:
Net operating loss carryforwards	$22.4	$7.5
Accrued expenses	0.7	—
Operating lease liabilities	1.2	0.7
Stock-based compensation	1.3	—
Warrants	2.0	—
Capitalized R&D expenses	14.9	—
Credits	6.1	—
Other	0.1	—
Gross deferred tax assets	48.7	8.2
Less: valuation allowance	(47.1)	(7.2)
Deferred tax assets, net of valuation allowance	1.6	1.0
Deferred Tax Liabilities:
Depreciation and amortization	(0.3)	(0.4)
Right-of-use assets	(1.3)	(0.6)
Total deferred tax liabilities	(1.6)	(1.0)
Total net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward

The following table summarizes the activity related to the Company’s unrecognized tax benefits during the years ended December 31, 2021 and 2020 (in millions):

Balance as of December 31, 2019	$—
Increases related to current year tax positions	2.0
Balance as of December 31, 2020	2.0
Increases related to current year tax positions	0.3
Decreases based on tax positions related to prior years	(2.0)
Balance as of December 31, 2021	$0.3